Investments Proportional (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity income in MillerCoors	$ 142.4	$ 129.3
Millercoors [Member]
Schedule of Equity Method Investments [Line Items]
Net income attributable to MillerCoors	$ 335.3	$ 304.6
MCBC economic interest	42.00%	42.00%	42.00%
MCBC proportionate share of MillerCoors net income	$ 140.8	$ 127.9
Amortization of the difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors	1.1	1.1
Share-based compensation adjustment	0.5	0.3
Equity income in MillerCoors	$ 142.4	$ 129.3